Income tax	12 Months Ended
Dec. 31, 2023
Income tax
Income tax

13. Income tax

In fiscal 2023, the Group recorded a consolidated income tax expense of EUR 198k, in fiscal 2022 and 2021, the Group recorded a consolidated income tax benefit of EUR 126k and EUR 782k, respectively. The income tax expense in fiscal 2023 results from current income tax expenses (2022 income and 2021 expenses) of EUR 118k (2022: EUR 106k and 2021: EUR 1,033k) and deferred tax expenses (2022 income and 2021 income) of EUR 80k (2022: EUR 20k and 2021: EUR 1,815k), thereof from taxable temporary differences EUR 3,225k (2022: EUR 1,090k and 2021: EUR (1,540)k). In fiscal 2023, the Group further recorded deferred tax liabilities of EUR 0k (2022: EUR 20k and 2021: EUR 0k). In fiscal 2023 and 2022 an amount of EUR (2,094)k was accounted in equity. The basis for outside basis differences is EUR 168k (2022: EUR 1,120k and 2021: EUR 3,713k), which create a taxable outside base difference of EUR 8k (2022: EUR 56k and 2021: EUR 186k), which are indefinitely reinvested and associated with investments in subsidiaries, deferred tax liabilities have not been recognized.

A reconciliation between actual income taxes and the expected tax benefit from the loss before tax multiplied by the Group’s applicable tax rate of 29.48% (15.0% corporate income tax, 0.825% solidary surcharge and 13.65% trade tax) is presented below for the years ended December 31:

	2021	2022		2023
	EUR k	EUR k		EUR k
Loss before tax	(412,498)	(249,155)		(259,969)
Expected tax benefit (based on statutory tax rate of 29.48% in 2023, 2022 and 2021)	121,584	73,426		76,626
Recognition of tax loss carryforwards recognized in prior years	—	327		—
Effects from differences between Group and local tax rates	(8)	(2)		(2)
Non-recognition of tax loss carryforwards	(114,999)	(69,724)		(81,392)
Non-recognition of deferred tax assets	(7,363)	(626)		—
Recognition of deferred tax assets	—	—		3,717
Non-deductible expenses for tax purposes	—	(119)		(706)
Additions for local trade taxes	(176)	(330)		—
Other non-deductible expenses	(101)	—		—
Other effects	1,845	(2,826)		1,599
Effective tax benefit / (expense)	782	126		(198)

Deferred tax assets and deferred tax liabilities consist of the following:

	January 01, 2023	Recognized in		Acquired in	December 31, 2023
	Net balance	profit and loss	Equity	Business combination	Net balance	DTA	DTL
	EUR k	EUR k	EUR k	EUR k	EUR k	EUR k	EUR k
Non-current assets
Intangible assets	(1,412)	188	—	—	(1,224)	—	(1,224)
Property, plant and equipment	(2,774)	(665)	—	—	(3,439)	—	(3,439)
Right-of-use assets	(12,364)	312	—	—	(12,052)	—	(12,052)
Other assets	(90)	90	—	—	—	—	—

Current assets
Inventories	—	52	—	—	52	52	—
Trade receivables	(47)	62	—	—	15	15	—
Prepaid expenses and other assets	1,428	—	—	—	1,428	1,428	—
Cash and cash equivalents	(1,014)	1,003	—	—	(11)	1	(12)

Non - current liabilities
Lease liabilities (Non-current )	10,514	(14)	—	—	10,500	10,500	—
Other liabilities (Non-current)	51	(118)	—	—	(67)	—	(67)

Current liabilities
Lease liabilities (Current)	1,345	(152)	—	—	1,193	1,193	—
Trade and other payables	(184)	42	—	—	(142)	—	(142)
Other liabilities (Current)	420	(508)	—	—	(88)	49	(137)
Tax losses carried forward	1,411	3,122	—	—	4,533	4,533	—
Share-based payments	3,994	(3,498)	—	—	496	496	—
Netting	—	—	—	—	—	(10,490)	10,490
Deferred Taxes Total	1,278	(84)	—	—	1,194	7,777	(6,583)

	January 01,2022	Recognized in		Acquired in	December 31, 2022
	Net balance	profit and loss	Equity	Business combination	Net balance	DTA	DTL
	EUR k	EUR k	EUR k	EUR k	EUR k	EUR k	EUR k
Non-current assets
Intangible assets	—	—	—	(1,412)	(1,412)	—	(1,412)
Property, plant and equipment	(5)	(2,769)	—	—	(2,774)	34	(2,808)
Right-of-use assets	(663)	(11,701)	—	—	(12,364)	—	(12,364)
Other assets	—	(90)	—	—	(90)	—	(90)

Current assets
Inventories	(9)	9	—	—	—	—	—
Trade receivables	97	(144)	—	—	(47)	—	(47)
Prepaid expenses and other assets	(181)	1,609	—	—	1,428	1,428	—
Cash and cash equivalents	(87)	(927)	—	—	(1,014)	—	(1,014)

Non - current liabilities
Lease liabilities (Non-current)	622	9,892	—	—	10,514	10,514	—
Other liabilities (Non-current)	(129)	180	—	—	51	84	(33)

Current liabilities
Lease liabilities (Current)	156	1,189	—	—	1,345	1,345	—
Trade and other payables	(23)	(161)	—	—	(184)	—	(184)
Other liabilities (Current)	20	400	—	—	420	625	(205)
Tax losses carried forward	294	(276)	—	1,393	1,411	1,411	—
Share-based payments	2,769	2,815	(1,590)	—	3,994	3,994	—
Netting	—	—	—	—	—	(11,466)	11,466
Deferred Taxes Total	2,861	26	(1,590)	(19)	1,278	7,969	(6,691)

Deferred Tax Assets for CureVac Corporate Services, which incurred a tax loss in the current or prior year, are recognized in the amount of EUR 1,172k as the company is expected to generate taxable profits due to its support function remuneration in the group (IAS 12.82).

The following unused tax losses for which no deferred tax asset is recognized in the statement of financial position had been carried forward as of the end of the reporting periods:

Tax loss carryforwards	2021	2022	2023
	EUR k	EUR k	EUR k
Unused tax losses for corporate income tax	1,180,227	1,427,735	1,700,475
Unused tax losses for trade tax	1,175,846	1,419,217	1,685,517
Unused interest carryforward ("Zinsschranke")	2,879	—	—

CureVac has tax losses in Germany and Netherlands that are available indefinitely for offsetting against future taxable profits of the companies in which the losses arose. In Germany and Netherlands tax losses carryforwards are unlimited.

DTA’s for temporary differences in the amount of EUR 20.9 million (2022: EUR 21.8 million) are not capitalized at year end 2023 because they are not recoverable.

Pillar Two legislation has been enacted or substantively enacted in certain jurisdictions in which the Group operates. However, this legislation does not apply to the Group as its consolidated revenue is lower than EUR 750 million.

Current tax assets of EUR 5,201k (2022: 285k) consists of withholding tax receivables.